Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of breakdown of deposits

	12/31/2024			12/31/2023
	Current	Non-current	Total	Current	Non-current	Total
Interest-bearing deposits	394,741	528,589	923,330	367,270	470,534	837,804
Savings deposits	180,730	-	180,730	174,765	-	174,765
Interbank deposits	6,454	770	7,224	6,445	3	6,448
Time deposits	207,557	527,819	735,376	186,060	470,531	656,591
Non-interest bearing deposits	131,411	-	131,411	113,548	-	113,548
Demand deposits	124,920	-	124,920	105,634	-	105,634
Other deposits	6,491	-	6,491	7,914	-	7,914
Total	526,152	528,589	1,054,741	480,818	470,534	951,352